Marketable securities and short-term investments - Summary of Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Marketable securities [Line Items]
Opening balance on January 1	$ 0	$ 16,969
Additions	9,003	0
Redemption	0	(16,857)
Interest received	0	(324)
Accrued interest	1,141	0
Fair value gains (losses)	0	212
Exchange differences	(25)	0
Closing balance on December 31	$ 10,119	$ 0